Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Net fee income
Facility fees	$ 369	$ 359	$ 372
Facility fees, percentage movement from prior period	3.00%
Facility fees, percentage movement from same period in prior year	(1.00%)
Transactions fees	$ 492	439	582
Transactions fees, percentage movement from prior period	12.00%
Transactions fees, percentage movement from same period in prior year	(15.00%)
Other non-risk fee income	$ (47)	134	(86)
Other non-risk fee income percentage movement from same period in prior year	(45.00%)
Fee income	$ 814	932	868
Fee income, percentage movement from prior period	(13.00%)
Fee income, percentage movement from same period in prior year	(6.00%)
Credit card loyalty programs	$ (55)	(40)	(62)
Credit card loyalty programs, percentage movement from prior period	38.00%
Credit card loyalty programs, percentage movement from same period in prior year	(11.00%)
Transaction fee related expenses	$ (59)	(55)	(51)
Transaction fee related expenses, percentage movement from prior period	7.00%
Transaction fee related expenses, percentage movement from same period in prior year	16.00%
Fee expenses	$ (114)	(95)	(113)
Fee expenses, percentage movement from prior period	20.00%
Fee expenses, percentage movement from same period in prior year	1.00%
Net fee income	$ 700	837	755
Net fee income, percentage movement from prior period	(16.00%)
Net fee income, percentage movement from same period of prior year	(7.00%)
Net wealth management and insurance income
Wealth management income	$ 311	247	384
Wealth management income, percentage movement from prior period	26.00%
Wealth management income, percentage movement from same period in prior year	(19.00%)
Life insurance premium income	$ 529	609	688
Life insurance premium income, percentage movement from prior period	(13.00%)
Life insurance premium income, percentage movement from same period in prior year	(23.00%)
General insurance and lenders mortgage insurance (LMI) net premium earned	$ 256	252	247
General insurance and lenders mortgage insurance (LMI) net premium earned, percentage movement from prior period	2.00%
General insurance and lenders mortgage insurance (LMI) net premium earned, percentage movement from same period in prior year	4.00%
Life insurance investment and other income	$ 23	68	(4)
Life insurance investment and other income, percentage movement from prior period	(66.00%)
General insurance and LMI investment and other income	$ 37	18	24
General insurance and LMI investment and other income, percentage movement from prior period	106.00%
General insurance and LMI investment and other income percentage movement from same period in prior year	54.00%
Total insurance premium, investment and other income	$ 845	947	955
Total insurance premium, investment and other income, percentage movement from prior period	(11.00%)
Total insurance premium, investment and other income, percentage movement from same period in prior year	(12.00%)
Life insurance claims, changes in life insurance liabilities and other expenses	$ (328)	(710)	(574)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from prior period	(54.00%)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from same period in prior year	(43.00%)
General insurance and LMI claims and other expenses	$ (230)	(198)	(300)
General insurance and LMI claims and other expenses, percentage movement from prior period	16.00%
General insurance and LMI claims and other expenses, percentage movement from same period in prior year	(23.00%)
Total insurance claims, changes in insurance liabilities and other expenses	$ (558)	(908)	(874)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(39.00%)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	(36.00%)
Net wealth management and insurance income	$ 598	286	465
Net wealth management and insurance income, percentage movement from prior period	109.00%
Net wealth management and insurance income, percentage movement from same period of prior year	29.00%
Trading income	$ 442	435	460
Trading income, percentage movement from prior period	2.00%
Trading income, percentage movement from same period in prior year	(4.00%)
Other income
Dividends received from other entities	$ 2		1
Dividends received from other entities, percentage movement from same period in prior year	100.00%
Net gain/(loss) on sale/derecognition of associates	$ 7	316
Net gain/(loss) on sale/derecognition of associates, percentage movement from prior period	(98.00%)
Net gain/(loss) on disposal of assets	$ 10	9	2
Net gain/(loss) on disposal of assets, percentage movement from prior period	11.00%
Net gain/(loss) on hedging of overseas operations	$ (6)
Net gain/(loss) on derivatives held for risk management purposes	$ 4	27	(23)
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from prior period	(85.00%)
Net gain/(loss) on financial instruments measured at fair value	$ 580	14	(92)
Rental income on operating leases	$ 22	25	29
Rental income on operating leases, percentage movement from prior period	(12.00%)
Rental income on operating leases, percentage movement from same period in prior year	(24.00%)
Share of associates' net profit/(loss)	$ (3)	(9)	(14)
Share of associates' net profit/(loss), percentage movement from prior period	(67.00%)
Share of associates' net profit/(loss), percentage movement from same period in prior year	(79.00%)
Other	$ (18)	(57)	21
Other, percentage movement from prior period	(68.00%)
Total other income	$ 598	325	(76)
Total other income, percentage movement from prior period	84.00%
Total non-interest income	$ 2,338	1,883	1,604
Total non-interest income, percentage movement from prior period	24.00%
Total non-interest income, percentage movement from same period in prior year	46.00%
Compliance, regulation and remediation costs recognised as a reduction of non-risk fee income, wealth management income and other income	$ (231)	$ (96)	$ (129)